NOTES PAYABLE AND CREDIT FACILITY (Tables)	12 Months Ended
Mar. 31, 2023
NOTES PAYABLE AND CREDIT FACILITY [Abstract]
Recourse and Non-recourse Notes Payable
Our recourse and non-recourse notes payable as of March 31, 2023, mature as follows:

	Recourse notes	Non-recourse
	payable	notes payable
Year ended March 31, 2024	$5,997	$24,819
2025	-	5,880
2026	-	2,589
2027	-	1,053
Total maturities	$5,997	$34,341